CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Guangdong Taomee Total Taomee Holdings Limited equity	Guangdong Taomee Additional paid-in capital	Guangdong Taomee Noncontrolling interests	Guangdong Taomee	Shanghai Xinsheng Total Taomee Holdings Limited equity	Shanghai Xinsheng Additional paid-in capital	Shanghai Xinsheng Noncontrolling interests	Shanghai Xinsheng	Shanghai Jushou Total Taomee Holdings Limited equity	Shanghai Jushou Additional paid-in capital	Shanghai Jushou Noncontrolling interests	Shanghai Jushou	Total Taomee Holdings Limited equity	Ordinary shares	Treasury stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Noncontrolling interests	Total
Balance at Dec. 31, 2011													$ 103,151,552	$ 14,618	$ (562,502)	$ 70,782,370	$ 30,550,850	$ 2,366,216		$ 103,151,552
Balance, shares at Dec. 31, 2011														730,900,680	2,473,160
Increase (Decrease) in Stockholders' Equity
Repurchase of shares													(1,754,792)		(1,754,792)					(1,754,792)
Repurchase of shares, shares															9,237,880
Cancellation of repurchased shares														(149)	1,569,935	(1,569,786)
Cancellation of repurchased shares, shares														(7,472,100)	(7,472,100)
Issuance of ordinary shares upon exercise of options and vesting of restricted shares													551,230	264		550,966				551,230
Issuance of ordinary shares upon exercise of options and vesting of restricted shares, shares														13,220,152
Share-based compensation													2,252,552			2,252,552				2,252,552
Reversal of accrued IPO costs													421,181			421,181				421,181
Increase (decrease) in additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest in subsidiaries or consolidated VIEs			78,979	78,979
Net income (loss)													8,861,867				8,861,867		(1,376)	8,860,491
Foreign currency translation adjustment													189,354					189,354		189,354
Balance at Dec. 31, 2012													113,672,944	14,733	(747,359)	72,437,283	39,412,717	2,555,570	77,603	113,750,547
Balance, shares at Dec. 31, 2012														736,648,732	4,238,940
Increase (Decrease) in Stockholders' Equity
Repurchase of shares													(2,056,771)		(2,056,771)					(2,056,771)
Repurchase of shares, shares															9,572,500
Cancellation of repurchased shares														(172)	1,605,226	(1,605,054)
Cancellation of repurchased shares, shares														(8,597,620)	(8,597,620)
Issuance of ordinary shares upon exercise of options and vesting of restricted shares													860,206	262		859,944				860,206
Issuance of ordinary shares upon exercise of options and vesting of restricted shares, shares														13,075,747
Share-based compensation													2,142,445			2,142,445				2,142,445
Increase (decrease) in additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest in subsidiaries or consolidated VIEs	(77,135)	(77,135)	77,135
Net income (loss)													5,441,260				5,441,260		4,073	5,445,333
Foreign currency translation adjustment													1,787,185					1,787,185		1,787,185
Balance at Dec. 31, 2013													121,770,134	14,823	(1,198,904)	73,757,483	44,853,977	4,342,755	158,811	121,928,945
Balance, shares at Dec. 31, 2013														741,126,859	5,213,820					735,913,039
Increase (Decrease) in Stockholders' Equity
Repurchase of shares													(10,322,412)		(10,322,412)					(10,322,412)
Repurchase of shares, shares															37,523,860
Issuance of ordinary shares upon exercise of options and vesting of restricted shares													461,948	199		461,749				461,948
Issuance of ordinary shares upon exercise of options and vesting of restricted shares, shares														9,961,491
Share-based compensation													2,228,431			2,228,431				2,228,431
Increase (decrease) in additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest in subsidiaries or consolidated VIEs	(60,051)	(60,051)	60,051		13,421	13,421	40,918	54,339	(92,706)	(92,706)	119,875	27,169
Net income (loss)													1,006,457				1,006,457		(95,363)	911,094
Foreign currency translation adjustment													(154,336)					(154,336)		(154,336)
Balance at Dec. 31, 2014													$ 114,850,886	$ 15,022	$ (11,521,316)	$ 76,308,327	$ 45,860,434	$ 4,188,419	$ 284,292	$ 115,135,178
Balance, shares at Dec. 31, 2014														751,088,350	42,737,680					708,350,670